GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 25,430	$ 82,807
Negative working capital	6,582,006
Accumulated deficit	38,233,792	36,808,403
Net cash used in operating activities	$ 1,084,903	$ 1,276,439